LEASES (Tables)	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Schedule of Future Minimum Lease Payments Under Operating Leases and Payments to be Received
Future minimum lease payments repayments under non-cancellable leases as of March 31, 2019 were as follows:

Operating Leases	($ million)
2019 (excluding the three months ended March 2019)	$106
2020	110
2021	75
2022	52
2023	41
2024 and thereafter	130
Total future minimum lease payments	$514
Less: Interest	(61)
Total	$453

Schedule of Undiscounted Lease Payments to be Received
The following table sets out a maturity analysis of operating lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2019	$148
2020	165
2021	100
2022	37
2023 and thereafter	17
Total undiscounted lease payments	$467